Significant Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Significant Agreements
Schedule of allocated consideration in the June 2019 transaction on relative fair value basis	The Company initially allocated consideration in the June 2019 transaction on a relative fair value basis in the following manner (in thousands):

Consideration
Cash	$12,668
Warrants for redeemable convertible preferred stock	4,706
Fair value of total consideration	$17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty	$15,564
Equity-method investment	1,810
Total assets acquired	$17,374

Consideration
Cash	$12,668
Warrants for redeemable convertible preferred stock	4,706
Fair value of total consideration	$17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty	$15,564
Equity-method investment	1,810
Total assets acquired	$17,374

Schedule of finite lived intangible assets amortization expense

A summary of the intangible asset activity that resulted from this transaction during the year ended December 31, 2020 through September 30, 2021 (in thousands):

Balance at December 31, 2020	$17,947
Amortization expense	(1,700)
Balance at September 30, 2021	$16,247

A summary of the intangible asset activity that resulted from this transaction during the years ended December 31, 2019 and 2020 is as follows (in thousands):

Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	21,347
Amortization expense	(1,133)
Balance at December 31, 2019	$20,214
Amortization expense	(2,267)
Balance at December 31, 2020	$17,947

Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	21,347
Amortization expense	(1,133)
Balance at December 31, 2019	$20,214
Amortization expense	(2,267)
Balance at December 31, 2020	$17,947

Schedule of equity-method investment activity

Initially allocated value of equity-method investment	$1,810
Deferred tax asset generated by book-to-tax difference (see Note 17)	3,040
Adjustment to carrying value of equity-method investment	(1,810)
Deferred credit	(1,230)
Balance at December 31, 2019	$—

Schedule of gains on warrant liability settlement

Carrying value of warrants for redeemable convertible preferred stock	$5,973
Fair value of common stock warrants, net of cash consideration paid of $10	(4,312)
Fair value of contingent call option granted to One shareholders	(1,494)
Gain on warrant liability extinguishment	$167